INCOME TAX - Deferred tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Bad debt provision		¥ 539
Government subsidy	¥ 3,763	4,067
Accrued expenses	23,324	8,732
Asset retirement obligation	2,377	1,444
Net operating loss carry forwards	141,749	135,878
Total gross deferred tax assets	171,213	150,660
Valuation allowance on deferred tax assets	(134,935)	(118,952)	¥ (116,403)	¥ (117,065)
Deferred tax assets, net of valuation allowance	36,278	31,708
Deferred tax liabilities:
Property and equipment	(36,644)	(37,982)
Intangible assets	(22,914)	(11,430)
Prepaid land use rights	(1,733)	(1,774)
Obligation under capital lease and other financing obligations	(15,641)	(10,657)
Total deferred tax liabilities	(76,932)	(61,843)
Net deferred tax liabilities	(40,654)	(30,135)
Analysis as:
Current deferred tax assets (note 4)		5,193
Non-current deferred tax assets	12,626	2,363
Non-current deferred tax liabilities	(53,280)	(37,691)
Net deferred tax liabilities	¥ (40,654)	¥ (30,135)